Schedule of Common Stock Subject to Possible Redemption (Details) - Globallink Investment Inc [Member] - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Common stock subject to possible redemption shares		2,562,567	2,562,567	11,500,000
Common stock subject to possible redemption value		$ 28,394,477	$ 27,938,713	$ 117,864,419
Common stock subject to possible redemption shares	2,562,567		2,562,567	2,562,567	11,500,000
Common stock subject to possible redemption value	$ 29,223,707		$ 28,394,477	$ 27,938,713	$ 117,864,419
Common Stock Subject to Mandatory Redemption [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Common stock subject to possible redemption shares	2,562,567	2,562,567	2,562,567	11,500,000	11,500,000
Common stock subject to possible redemption value	$ 28,835,301	$ 28,394,477	$ 27,938,713	$ 117,864,419
Less:Redemptions shares (paid in April and November 2023)				(8,937,433)
Less:Redemptions value (paid in April and November 2023)				$ (93,521,369)
Plus: Remeasurement of carrying amount to redemption shares
Plus: Remeasurement of carrying amount to redemption value	$ 388,406	$ 440,824	$ 455,764	$ 3,595,663	$ 19,566,352
Common stock subject to possible redemption shares	2,562,567	2,562,567	2,562,567	2,562,567	11,500,000
Common stock subject to possible redemption value	$ 29,223,707	$ 28,835,301	$ 28,394,477	$ 27,938,713	$ 117,864,419
Less:Redemptions shares (paid in April and November 2023)				(8,937,433)
Gross proceeds from the ipo value					$ 115,000,000
Proceeds allocated to Public Warrants shares
Proceeds allocated to Public Warrants value					$ (10,465,000)
Common stock issuance costs shares
Common stock issuance costs value					$ (6,236,933)